SEGMENTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Revenues	$ 21,903	$ 19,652	$ 20,272
Gross profit	11,859	11,356	11,056
Research and development expenses	2,111	1,525	1,488
Selling and marketing expenses	3,860	3,478	3,861
Segments Profitability	2,154	3,352	3,951
Segments [Member]
Segment Reporting Information [Line Items]
Segments Profitability	7,971	7,286	6,941
Generics [Member]
Segment Reporting Information [Line Items]
Revenues	11,990	10,540	10,810
Gross profit	5,696	4,903	4,601
Research and development expenses	659	519	521
Selling and marketing expenses	1,727	1,459	1,734
Segments Profitability	3,310	2,925	2,346
Specialty [Member]
Segment Reporting Information [Line Items]
Revenues	8,674	8,338	8,560
Gross profit	7,558	7,200	7,457
Research and development expenses	998	918	872
Selling and marketing expenses	1,899	1,921	1,990
Segments Profitability	$ 4,661	$ 4,361	$ 4,595